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                            UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                          FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:  		June 30, 2012

Cornerstone Real Estate Advisers LLC
----------------------------------------------------------------------
Name of Institutional Investment Manager

One Financial Plaza, Suite 1700  Hartford    CT     06103
----------------------------------------------------------------------
Business Address  (Street)       (City)     (State)  (Zip)

13F File Number:    28-12028

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

William E. Bartol  Chief Compliance Officer  (860)509-2233
----------------------------------------------------------------------
Name                    (Title)                   (Phone)


Signature, Place and Date of Signing:

/s/
------------------------------------
One Financial Plaza, Suite 1700
Hartford, CT 06103
8/14/2012

Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


Form 13F File Number         Name
28-00203                     OppenheimerFunds Inc.
28-00060                     Babson Capital Management LLC


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                         Form 13F Summary Page

Report Summary:


Number of other included
managers:	0

Form 13F Information
Table Entry Total:           	55

Form 13F Table Value Total:  	209,133
                                            (thousands)
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
Name of Issuer			     Title of Class CUSIP	 Value	 Shares	    Inv.	Other	 Voting     Authority
								 x1000		    Discretion	Managers Sole	    Shared	None

Apartment Investment & Management Co CL A	    03748R101	 4,555 	 168,531    SOLE	N/A	 108,961    0	 	59,570
AvalonBay Communities Inc	     COM	    053484101	 6,061 	 42,840     SOLE	N/A	 28,170     0	 	14,670
Brandywine Realty Trust		     SH BEN INT NEW 105368203	 807 	 65,419     SOLE	N/A	 27,169     0	 	38,250
Strategic Hotels & Resorts Inc	     COM	    86272T106	 1,861 	 288,150    SOLE	N/A	 201,040    0	 	87,110
BRE Properties Inc		     CL A	    05564E106	 2,797 	 55,911     SOLE	N/A	 36,061     0	 	19,850
Boston Properties Inc		     COM	    101121101	 6,585 	 60,762     SOLE	N/A	 37,172     0	 	23,590
CBL & Associates Properties Inc	     COM	    124830100	 4,482 	 229,387    SOLE	N/A	 133,612    0	 	95,775
Coresite Realty Corp		     COM	    21870Q105	 125 	 4,830 	    SOLE	N/A	 1,420 	    0	 	3,410
Camden Property Trust		     SH BEN INT	    133131102	 3,818 	 56,417     SOLE	N/A	 37,087     0	 	19,330
CubeSmart		    	     COM	    229663109	 2,562 	 219,537    SOLE	N/A	 166,727    0	 	52,810
Douglas Emmett Inc		     COM	    25960P109	 3,318 	 143,637    SOLE	N/A	 106,777    0	 	36,860
Digital Realty Trust Inc	     COM	    253868103	 3,062 	 40,790     SOLE	N/A	 22,290     0	 	18,500
Duke Realty Corp		     COM NEW	    264411505	 1,675 	 114,414    SOLE	N/A	 53,519     0	 	60,895
Equity Residential		     SH BEN INT	    29476L107	 2,803 	 44,955     SOLE	N/A	 13,255     0	 	31,700
Extra Space Storage Inc		     COM	    30225T102	 7,932 	 259,219    SOLE	N/A	 181,179    0	 	78,040
Forest City Enterprises Inc	     CL A	    345550107	 2,306 	 157,936    SOLE	N/A	 91,086     0	 	66,850
FelCor Lodging Trust Inc	     COM	    31430F101	 548 	 116,653    SOLE	N/A	 47,373     0	 	69,280
First Industrial Realty Trust Inc    COM	    32054K103	 1,107 	 87,720     SOLE	N/A	 57,200     0	 	30,520
General Growth Properties Inc	     COM	    370023103	 686 	 37,912     SOLE	N/A	 11,222     0	 	26,690
Health Care REIT Inc		     COM	    42217K106	 5,215 	 89,444     SOLE	N/A	 52,944     0	 	36,500
HCP Inc			 	     COM	    40414L109	 4,325 	 97,972     SOLE	N/A	 61,082     0	 	36,890
Highwoods Properties Inc	     COM	    431284108	 929 	 27,616     SOLE	N/A	 11,526     0	 	16,090
Home Properties Inc		     COM	    437306103	 2,842 	 46,323     SOLE	N/A	 30,533     0	 	15,790
Hudson Pacific Properties Inc	     COM	    444097109	 364 	 20,924     SOLE	N/A	 5,864 	    0	 	15,060
Host Hotels & Resorts Inc	     COM	    44107P104	 3,679 	 232,559    SOLE	N/A	 138,296    0	 	94,263
Hersha Hospitality Trust	     SH BEN INT A   427825104	 176 	 33,377     SOLE	N/A	 9,767 	    0	 	23,610
Inland Real Estate Corp		     COM NEW	    457461200	 448 	 53,401     SOLE	N/A	 22,311     0	 	31,090
Kimco Realty Corp		     COM	    49446R109	 4,474 	 235,125    SOLE	N/A	 136,845    0	 	98,280
LaSalle Hotel Properties	     COM SH BEN INT 517942108	 250 	 8,584 	    SOLE	N/A	 2,544 	    0	 	6,040
Liberty Property Trust		     SH BEN INT	    531172104	 780 	 21,186     SOLE	N/A	 6,256 	    0	 	14,930
Macerich Co/The			     COM	    554382101	 3,799 	 64,331     SOLE	N/A	 43,405     0	 	20,926
Prologis Inc			     COM	    74340W103	 5,170 	 155,568    SOLE	N/A	 89,585     0	 	65,983
Post Properties Inc		     COM	    737464107	 1,171 	 23,917     SOLE	N/A	 18,327     0	 	5,590
Public Storage			     COM	    74460D109	 6,184 	 42,825     SOLE	N/A	 20,625     0	 	22,200
Sunstone Hotel Investors Inc	     COM	    867892101	 2,515 	 228,877    SOLE	N/A	 141,487    0	 	87,390
SL Green Realty Corp		     COM	    78440X101	 6,888 	 85,838     SOLE	N/A	 63,928     0	 	21,910
Simon Property Group Inc	     COM	    828806109	 17,392  111,732    SOLE	N/A	 68,160     0	 	43,572
Starwood Hotels & Resorts Worl	     COM	    85590A401	 765 	 14,430     SOLE	N/A	 14,430     0	 	-
Vornado Realty Trust		     SH BEN INT	    929042109	 2,796 	 33,297     SOLE	N/A	 9,836 	    0	 	23,461
Ventas Inc			     COM	    92276F100	 8,391 	 132,942    SOLE	N/A	 79,905     0	 	53,037
Weingarten Realty Investors	     SH BEN INT	    948741103	 4,189 	 159,032    SOLE	N/A	 90,092     0	 	68,940
Chesapeake Lodging Trust	     SH BEN INT	    165240102	 192 	 11,160     SOLE	N/A	 11,160     0	 	-
Home Inns & Hotels Management	     SPON ADR	    43713W107	 81 	 3,580 	    SOLE	N/A	 3,580 	    0	 	-
STAG Industrial Inc		     COM	    85254J102	 340 	 23,290     SOLE	N/A	 23,290     0		 -
American Tower Corp		     COM	    03027X100	 878 	 12,560     SOLE	N/A	 12,560     0	 	-
PS Business Parks Inc		     COM	    69360J107	 108 	 1,600 	    SOLE	N/A	 1,600 	    0	 	-
Taubman Centers Inc		     COM	    876664103	 171 	 2,210 	    SOLE	N/A	 2,210 	    0	 	-
AG Mortgage Investment Trust I	     COM	    001228105	 85 	 3,960 	    SOLE	N/A	 3,960 	    0	 	-
American Capital Agency Corp	     COM	    02503X105	 507 	 15,080     SOLE	N/A	 15,080     0	 	-
CYS Investments Inc		     COM	    12673A108	 246 	 17,870     SOLE	N/A	 17,870     0	 	-
MFA Financial Inc		     COM	    55272X102	 343 	 43,500     SOLE	N/A	 43,500     0	 	-
Two Harbors Investment Corp	     COM	    90187B101	 200 	 19,270     SOLE	N/A	 19,270     0	 	-
Colony Financial Inc		     COM	    19624R106	 137 	 7,920 	    SOLE	N/A	 7,920 	    0	 	-
Starwood Property Trust Inc	     COM	    85571B105	 189 	 8,870 	    SOLE	N/A	 8,870 	    0	 	-
RLJ Lodging			     COM	    74965L101	 65,822  3,630,536  SOLE	N/A	 3,630,536  0	 	-

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8/14/2012
Document Control-Filing Desk
Securities & Exchange Commission
450 Fifth Street, N.W.
Washington D.C. 20549-0104

Dear Sir or Madam:

Pursuant to Section 13(f) of the Securities Exchange Act of 1934,
I am filing Electronically on behalf of Cornerstone Real Estate
Advisers LLC (Cornerstone) Form 13F for the quarter ending
June 30, 2012.

Cornerstone has indicated that it exercises sole investment discretion with respect to the securities positions reported in its Form 13F. Nevertheless, such positions shall also be deemed reported on behalf of Massachusetts Mutual Life Insurance Company (MassMutual) to the extent that MassMutual may be deemed to share investment discretion over the positions as a result of Cornerstone being a wholly-owned indirect subsidiary of MassMutual.

If you should have any questions or comments regarding this matter please call me at (860) 509-2233.

Sincerely,



William E. Bartol
Chief Compliance Officer

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